Borrowings - Securities Covenants and Guarantees (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Borrowings
Minimum aggregate market value of mortgaged vessels and market value of additional security, as percentage of outstanding facility amount	120.00%
Minimum liquidity required at all times per entity	$ 1,500
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)	$ 45,000
Maximum percentage of total indebtedness to total assets	65.00%
GAS-twenty Ltd.
Borrowings
Minimum liquidity required at all times per entity	$ 5,500
DNB Bank ASA, London Branch, and ING Bank N.V., London Branch
Borrowings
Minimum aggregate market value of mortgaged vessels and market value of additional security, as percentage of outstanding facility amount	130.00%
Assumed October 2015 Facility | GasLog and subsidiaries
Borrowings
Maximum percentage of total indebtedness to total assets	75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)	$ 0
Minimum percentage of EBITDA over debt service obligations on a trailing 12-month basis	110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with	$ 110,000
Minimum market value adjusted net worth	350,000
Assumed October 2015 Facility | Minimum | GasLog and subsidiaries
Borrowings
Minimum amount of cash and cash equivalents and short term investments	$ 75,000